DIGITAL ASSETS (Tables) - Galaxy Digital Holdings, LP	3 Months Ended
Mar. 31, 2025
Crypto Asset, Holding [Line Items]
Schedule of Activity Within Our Significant Digital Asset Classes
The following tables summarize the activity within our significant digital asset classes for the three months ended March 31, 2025 and the year ended December 31, 2024:

Assets (in thousands)	Carrying value as of December 31, 2024	Purchases and receipts (1)	Sales or disbursements (2)	Net transferred (borrow / loaned) (3)	Impairment	Gains (4)	Losses (4)	Carrying value as of March 31, 2025
Digital intangible assets	$550,203	$2,906,707	$(3,122,560)	$153,760	$(112,429)	$76,888	$(55)	$452,514
Digital intangible assets at fair value	2,018,357	11,118,886	(11,141,072)	265,154	—	347,812	(922,761)	1,686,376
Digital financial assets	359,665	4,092,639	(3,940,321)	4,707	—	973	(3,184)	514,479
Total digital assets	$2,928,225	$18,118,232	$(18,203,953)	$423,621	$(112,429)	$425,673	$(926,000)	$2,653,369

Assets (in thousands)	Carrying value as of December 31, 2023	Purchases and receipts (1)	Sales or disbursements (2)	Net transferred (borrow / loaned) (3)	Impairment	Gains (4)	Losses (4)	Carrying value as of December 31, 2024
Digital intangible assets	$277,634	$13,951,687	$(13,788,542)	$(54,557)	$(331,920)	$522,732	$(26,831)	$550,203
Digital intangible assets at fair value	736,151	36,373,625	(36,833,231)	717,704	—	2,772,182	(1,748,074)	2,018,357
Digital financial assets	74,386	12,231,270	(11,756,032)	(190,266)	—	2,507	(2,200)	359,665
Total digital assets	$1,088,171	$62,556,582	$(62,377,805)	$472,881	$(331,920)	$3,297,421	$(1,777,105)	$2,928,225
_______________
(1)Includes receipts of digital intangible assets and digital financial assets resulting from non-revenue transactions (e.g., cross-chain swaps of similar assets), receipt of loan interest, and pre-launch investments and other investment distributions.
(2)Digital intangible assets consists of digital assets sales costs, excluding impairment, included within Transaction expense in the condensed consolidated interim statement of operations and disbursements of digital assets to satisfy certain liabilities. Digital financial assets includes disbursements to satisfy certain liabilities.
(3)Includes all movements impacting the Digital intangible assets and Digital financial assets line items in the condensed consolidated interim statement of financial position associated with digital asset lending and borrowing activities including collateral and fair value revaluations, as applicable.
(4)Includes realized gains of $365.2 million and $3.2 billion and realized losses of $820.7 million and $1.6 billion for the three months ended March 31, 2025 and the year ended December 31, 2024, respectively.
The following tables summarize the activity within our significant digital asset classes for the years ended December 31, 2024 and 2023:

Assets (in thousands)	Carrying value as of December 31, 2023	Purchases and receipts (1)	Sales or disbursements (2)	Net transferred (borrow / loaned) (3)	Impairment	Gains(4)	Losses(4)	Carrying value as of December 31, 2024
Digital intangible assets	$277,634	$13,951,687	$(13,788,542)	$(54,557)	$(331,920)	$522,732	$(26,831)	$550,203
Digital intangible assets at fair value	736,151	36,373,625	(36,833,231)	717,704	—	2,772,182	(1,748,074)	2,018,357
Digital financial assets	74,386	12,231,270	(11,756,032)	(190,266)	—	2,507	(2,200)	359,665
Total digital assets	$1,088,171	$62,556,582	$(62,377,805)	$472,881	$(331,920)	$3,297,421	$(1,777,105)	$2,928,225

Assets (in thousands)	Carrying value as of December 31, 2022	Purchases and receipts (1)	Sales or disbursements (2)	Net transferred (borrow / loaned) (3)	Impairment	Gains(4)	Losses(4)	Carrying value as of December 31, 2023
Digital intangible assets	$68,785	$14,479,087	$(14,370,033)	$123,493	$(98,340)	$128,059	$(53,417)	$277,634
Digital intangible assets at fair value	293,598	43,422,739	(43,308,884)	(159,961)	—	1,200,898	(712,239)	736,151
Digital financial assets	199,632	16,036,792	(16,309,683)	135,843	—	12,968	(1,166)	74,386
Total digital assets	$562,015	$73,938,618	$(73,988,600)	$99,375	$(98,340)	$1,341,925	$(766,822)	$1,088,171
_______________
(1)Includes receipts of digital intangible assets and digital financial assets resulting from non-revenue transactions (e.g., cross-chain swaps of similar assets), receipt of loan interest, and pre-launch investments and other investment distributions.
(2)Digital intangible assets consists of digital assets sales costs, excluding impairment, included within Transaction expense in the consolidated statement of operations and disbursements of digital assets to satisfy certain liabilities. Digital financial assets includes disbursements to satisfy certain liabilities.
(3)Includes all movements impacting the Digital intangible assets and Digital financial assets line items in the consolidated statement of financial position associated with digital asset lending and borrowing activities including collateral and fair value revaluations, as applicable.
(4)Includes realized gains of $3.2 billion and $1.2 billion and realized losses of $1.6 billion and $753.4 million for the years ended December 31, 2024 and 2023, respectively.

Schedule of Digital Asset Holdings
The following tables provide additional detail related to the digital assets as of March 31, 2025 and December 31, 2024:

(in thousands)	Digital intangible assets, current	Digital financial assets	Digital intangible assets, non-current	March 31, 2025
Digital intangible assets (includes $1,020.2 million measured at fair value)	$1,054,836	$—	$4,957	$1,059,793
Digital financial assets	—	126,950	—	126,950
Total self-custodied (1)	1,054,836	126,950	4,957	1,186,743

Digital intangible assets (includes $471.0 million measured at fair value)	589,898	—	10,073	599,971
Digital financial assets	—	350,949	—	350,949
Total held with third parties, including centralized trading platforms	589,898	350,949	10,073	950,920

Collateral posted with counterparties (2) (measured at fair value)	195,059	—	—	195,059

Receipt tokens from decentralized finance protocols (3)	112,155	20,095	—	132,250
Other digital assets associated with decentralized finance protocols (3) (4)	171,912	16,485	—	188,397
Total digital assets associated with decentralized finance protocols	284,067	36,580	—	320,647
Total digital assets	$2,123,860	$514,479	$15,030	$2,653,369

(in thousands)	Digital intangible assets, current	Digital financial assets	Digital intangible assets, non-current	December 31, 2024
Digital intangible assets (includes $1,480.9 million measured at fair value)	$1,544,377	$—	$75	$1,544,452
Digital financial assets	—	353,459	—	353,459
Total self-custodied (1)	1,544,377	353,459	75	1,897,911

Digital intangible assets (includes $451.4 million measured at fair value)	523,002	—	20,904	543,906
Digital financial assets	—	1,392	—	1,392
Total held with third parties, including centralized trading platforms	523,002	1,392	20,904	545,298

Collateral posted with counterparties (2) (measured at fair value)	85,874	—	—	85,874

Receipt tokens from decentralized finance protocols (3)	298,263	—	—	298,263
Other digital assets associated with decentralized finance protocols (3) (4)	96,065	4,814	—	100,879
Total digital assets associated with decentralized finance protocols	394,328	4,814	—	399,142
Total digital assets	$2,547,581	$359,665	$20,979	$2,928,225
_______________
(1)Includes digital assets subject to sale restrictions, as well as certain digital assets bonded to validator nodes. Excludes digital assets issued by decentralized finance protocols which are self-custodied.
(2)Digital intangible assets posted as collateral under master loan agreements to third parties, for which control has not transferred, supports digital asset and fiat borrowings of $117.6 million and $53.7 million as of March 31, 2025 and December 31, 2024, respectively.
(3)Digital assets associated with decentralized finance protocols collectively support borrowings on these platforms of $23.2 million and $124.9 million as of March 31, 2025 and December 31, 2024, respectively. Decentralized finance protocols typically require borrowers to maintain a loan to value ratio of no greater than 70% and 100%.
(4)Includes self-custodied wrapped digital assets and digital assets held in smart contracts where the Company retains control.
The following tables show our most significant gross digital asset holdings as of March 31, 2025 and December 31, 2024:

	March 31, 2025
(in thousands except for quantity)	Quantity	Historical cost	Carrying value
Bitcoin	12,830	$1,089,965	$1,058,936
USDC	426,423,591	426,867	426,338
Ether	155,026	301,742	282,468
SOL	995,072	124,293	123,918
XRP	16,931,695	38,010	35,380
USDG	30,558,143	30,566	30,558
SUI	12,037,421	30,124	27,283
Other	not meaningful	274,143	215,974
Digital assets measured at fair value		2,315,710	2,200,855
Digital assets not measured at fair value	not meaningful	511,991	452,514
Total digital assets		$2,827,701	$2,653,369

	December 31, 2024
(in thousands except for quantity)	Quantity	Historical cost	Carrying value
Bitcoin	13,704	$1,335,194	$1,277,816
Ether	112,248	378,907	373,871
USDC	333,713,029	334,224	333,652
SOL	498,767	73,567	94,288
UNI	5,216,565	71,911	68,922
TIA	9,626,784	17,995	34,116
Other	not meaningful	231,228	195,357
Digital assets measured at fair value		2,443,026	2,378,022
Digital assets not measured at fair value	not meaningful	598,295	550,203
Total digital assets		$3,041,321	$2,928,225
The following tables provide additional detail related to the digital assets for the years ended December 31, 2024 and 2023:

(in thousands)	Digital intangible assets, current	Digital financial assets	Digital intangible assets, non-current	December 31, 2024
Digital intangible assets (includes $1.5 billion measured at fair value)	$1,544,377	$—	$75	$1,544,452
Digital financial assets	—	353,459	—	353,459
Total self-custodied (1)	1,544,377	353,459	75	1,897,911

Digital intangible assets (includes $451.4 million measured at fair value)	523,002	—	20,904	543,906
Digital financial assets	—	1,392	—	1,392
Total held with third parties, including centralized trading platforms	523,002	1,392	20,904	545,298

Collateral posted with counterparties(2) (measured at fair value)	85,874	—	—	85,874

Receipt tokens from decentralized finance protocols(3)	298,263	—	—	298,263
Other digital assets associated with decentralized finance protocols(3)(4)	96,065	4,814	—	100,879
Total digital assets associated with decentralized finance protocols	394,328	4,814	—	399,142
Total digital assets	$2,547,581	$359,665	$20,979	$2,928,225

(in thousands)	Digital intangible assets, current	Digital financial assets	Digital intangible assets, non-current	December 31, 2023
Digital intangible assets (includes $528.3 million measured at fair value)	$530,579	$—	$41,356	$571,935
Digital financial assets	—	73,302	—	73,302
Total self-custodied(1)	530,579	73,302	41,356	645,237

Digital intangible assets (includes $112.6 million measured at fair value)	178,577	—	—	178,577
Digital financial assets	—	1,084	—	1,084
Total held with third parties, including centralized trading platforms	178,577	1,084	—	179,661

Collateral posted with counterparties(2) (measured at fair value)	56,674	—	—	56,674

Receipt tokens from decentralized finance protocols(3)	166,788	—	—	166,788
Other digital assets associated with decentralized finance protocols(3)(4)	39,811	—	—	39,811
Total digital assets associated with decentralized finance protocols	206,599	—	—	206,599
Total digital assets	$972,429	$74,386	$41,356	$1,088,171
_______________
(1)Includes digital assets subject to sale restrictions, as well as certain digital assets bonded to validator nodes. Excludes digital assets issued by decentralized finance protocols which are self-custodied.
(2)Digital intangible assets posted as collateral under master loan agreements to third parties, for which control has not transferred, supports digital asset and fiat borrowings of $53.7 million and $50.8 million as of December 31, 2024 and 2023, respectively.
(3)Digital assets associated with decentralized finance protocols collectively support borrowings on these platforms of $124.9 million and $123.0 million as of December 31, 2024 and 2023, respectively. Decentralized finance protocols typically require borrowers to maintain a loan to value ratio of 70% and 100%.
(4)Includes self-custodied wrapped digital assets and digital assets held in smart contracts where the Company retains control.
The following tables show our most significant gross digital asset holdings as of December 31, 2024 and 2023:

	December 31, 2024
(in thousands except for quantity)	Quantity	Cost basis	Fair value
Bitcoin	13,704	$1,335,194	$1,277,816
Ether	112,248	378,907	373,871
USDC	333,713,029	334,224	333,652
SOL	498,767	73,567	94,288
UNI	5,216,565	71,911	68,922
TIA	9,626,784	17,995	34,116
Other	not meaningful	231,228	195,357
Digital assets measured at fair value		2,443,026	2,378,022
Digital assets not measured at fair value	not meaningful	598,295	550,203
Total digital assets		$3,041,321	$2,928,225

	December 31, 2023
(in thousands except for quantity)	Quantity	Cost basis	Fair value
Bitcoin	9,725	$412,517	$411,093
Ether	70,774	164,210	161,450
USDC	74,359,987	74,350	74,338
TIA	12,000,000	2,700	67,536
Other	not meaningful	94,052	96,120
Digital assets measured at fair value		747,829	810,537
Digital assets not measured at fair value	not meaningful	296,357	277,634
Total digital assets		$1,044,186	$1,088,171